Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net profit for the period	$ 695	$ 1,089
Adjustments for:
Effect of exchange rate differences on cash and cash equivalents and restricted deposits balances	223	68
Change in fair value of derivative financial instruments	(131)	3,300
Interest income related to debt investments at fair value through other comprehensive income	(251)
Change in fair value of debt investments at fair value through profit or loss	(19)
Depreciation and amortization	417	474
Interest income related to short-term bank deposits	(246)	(267)
Interest portion of lease payments	91	68
Interest and other financial expense related to long-term loan	74	161
Share-based payments	1,652	956
Total adjustments	1,810	4,760
Changes in asset and liability items:
Trade receivables	(922)	(477)
Other receivables	(123)	(127)
Trade payables	267	201
Other payables	54	664
Deferred taxes	(267)	(117)
Contract liabilities	539	302
Changes in operating asset and liability, total	(452)	446
Cash generated from operations	2,053	6,295
Income taxes paid	(1,842)	(11)
Net cash provided by operating activities	211	6,284
Cash flows from investing activities
Interest income related to debt investments at fair value through other comprehensive income	236
Withdrawal of long-term deposits		2
Investment in long-term deposits	(5)
Interest related to short-term bank deposits	246	267
Investment in long-term restricted deposits	(325)
Purchase of property and equipment	(37)	(60)
Net cash provided by investing activities	115	209
Cash flows from financing activities
Long-term loans interest payments	(74)	(110)
Long-term loans principal payments	(4)	(89)
Principal portion of lease payments	(119)	(133)
Interest portion of lease payments	(91)	(68)
Proceeds from exercise of options and warrants	30	4,763
Issuance costs in connection with offerings		(34)
Net cash provided by (used in) financing activities	(258)	4,329
Changes in cash and cash equivalents	68	10,822
Cash and cash equivalents at beginning of the period	15,081	10,872
Effect of exchange rate changes on cash and cash equivalents	(235)	(68)
Cash and cash equivalents at end of the period	14,914	21,626
Supplemental disclosure of non-cash investing and financing activities:
Addition of right-of-use assets	53
Decrease of right-of-use assets and lease liabilities	346
Long-term loan settled by share issuance	276
Receivables due to exercise of options		$ 435